Appendix V	12 Months Ended
Dec. 31, 2019
Appendix V
Appendix V

APPENDIX V

GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Property, Plant and Equipment

for the year ended

31 December 2019

(Expressed in thousands of Euros)

	Balance at		Business			Translation	Balance at
	31/12/2018	Additions	combination	Transfers	Disposals	differences	31/12/2019

Cost:

Land and buildings	726,412	30,209	30,346	10,866	(2,078)	11,440	807,195
Plant and machinery	1,984,853	55,957	19,079	68,107	(13,892)	27,507	2,141,611
Fixed assets under construction	345,391	239,111	926	(91,788)	(55)	3,579	497,164

	3,056,656	325,277	50,351	(12,815)	(16,025)	42,526	3,445,970

Accumulated depreciation:

Buildings	(89,378)	(18,108)	(23,288)	23,111	657	(1,632)	(108,638)
Plant and machinery	(1,012,735)	(144,086)	—	(17,402)	11,901	(12,753)	(1,175,075)

	(1,102,113)	(162,194)	(23,288)	5,709	12,558	(14,385)	(1,283,713)

Impairment of other property, plant and equipment	(2,560)	(113)	—	—	—	(39)	(2,712)

Carrying amount	1,951,983	162,970	27,063	(7,106)	(3,467)	28,102	2,159,545

(See note 3)

This appendix forms an integral part of note 10 to the consolidated financial statements.

APPENDIX V

GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Property, Plant and Equipment

for the year ended

31 December 2018

(Expressed in thousands of Euros)

	Balances at					Translation	Balances at
	31/12/2017	Additions	Business combination	Transfers	Disposals	differences	31/12/2018
Cost:
Land and buildings	673,534	1,223	19,344	6,051	(280)	26,540	726,412
Plant and machinery	1,704,679	57,699	79,003	100,961	(15,855)	58,366	1,984,853
Fixed Assets under construction	262,119	182,016	1,746	(106,473)	—	5,983	345,391
	2,640,332	240,938	100,093	539	(16,135)	90,889	3,056,656

Accumulated depreciation:
Buildings	(66,765)	(15,224)	(4,682)	—	222	(2,929)	(89,378)
Plant and machinery	(810,782)	(141,985)	(46,995)	(23)	13,025	(25,975)	(1,012,735)
	(877,547)	(157,209)	(51,677)	(23)	13,247	(28,904)	(1,102,113)
Impairment of other property, plant and equipment	(2,732)	81	—	—	—	91	(2,560)
Carrying amount	1,760,053	83,810	48,416	516	(2,888)	62,076	1,951,983

(See note 3)

This appendix forms an integral part of note 10 to the consolidated financial statements.